AMOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Disclosure Of Amounts Receivable [Abstract]
Disclosure of trade and other receivables [text block]
5.	AMOUNTS RECEIVABLE

	December 31,	December 31,
	2018	2017
Sales receivable	$180	$-
GST/HST receivable	1,247	2,068
Other receivable	1,051	611
Total	$2,478	$2,679